Note 25 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]

25. Commitments and contingencies Commitments

The Company had the following purchase commitments as of December 31, 2021, of which $6.1 million related to capital expenditures:

	2022	2023	2024	2025	Thereafter	Total
Purchase and capital commitments	$14,775	$168	$41	$1	$1	14,986

Contingencies

Kumtor Mine

As a result of the loss of control event, the Company deconsolidated KGC, and derecognized the assets and liabilities of the Kumtor Mine at their carrying amounts at the date when control was lost (note 5).

On May 17, 2021, the Company announced that it initiated binding arbitration against the Kyrgyz Republic to enforce its rights under longstanding agreements governing the Kumtor Mine and to, among other things, hold the Government of the Kyrgyz Republic accountable in the arbitration for any and all losses and damage that result from its actions against KGC and the Kumtor Mine. Subsequently, this claim was amended to add Kyrgyzaltyn as a respondent.

These claims are to be adjudicated by a single arbitrator in the Kumtor Arbitration Proceedings to be held at Stockholm, Sweden and conducted under the arbitration rules of the United Nations Commission on International Trade Law. The applicable governing law of most of the longstanding agreements with the Kyrgyz Republic and Kyrgyzaltyn is the law of the State of New York and of England. Following the resignation of the arbitrator, a new arbitrator has been appointed to adjudicate the arbitration dispute. The Company also filed an application requesting urgent interim measures in connection with the arbitration proceedings to address certain critical operational and safety problems at the Kumtor Mine, to preserve the status quo at the Kumtor Mine and obtain some transparency and reporting as to the mine’s activities.

Centerra will continue to pursue all measures necessary to protect its rights in arbitration and in other legal proceedings and the Company is in discussions with the Kyrgyz Republic to resolve the outstanding disputes; however, no assurances can be given that Centerra will be successful in the foregoing legal proceedings or that the Company will be able to negotiate a solution to the disputes relating to the Kumtor Mine.

Mount Milligan Mine

In 2020, the Company received a notice of civil claim in the first quarter of 2020 from H.R.S. Resources Corp. (“H.R.S.”), the holder of a 2% production royalty at Mount Milligan. H.R.S. claims that since November 2016 (when the royalty became payable) the Company has incorrectly calculated amounts payable under the production royalty agreement and has therefore underpaid amounts owing to H.R.S. The Company disputes the claim and believes it has correctly calculated the royalty payments in accordance with the agreement. The Company believes that the potential exposure in relation to this claim over what the Company has accrued, is not material.